Share-based compensation	9 Months Ended
Sep. 30, 2026
Share based compensation [abstract]
Share-based compensation
13.	Share-based compensation

The Company has established a share option plan (the “Option Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board determines, among other things, the eligibility of individuals to participate in the Option Plan, the term and vesting periods, and the exercise price of options granted to individuals under the Option Plan.

Each share option is converted into one Class B Subordinate Voting Share on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

[i] Share-based payment arrangements

During the nine months ended September 30, 2026, the Company granted a total of 635,500 (2025 – 155,692) share options. Of the total options granted, 400,000 options were granted to the CEO of the Company with market-based vesting conditions, exercisable at CA$4.80 for a period of five years from the issue date. The fair value of these options at the grant date was estimated using a Monte Carlo simulation.

The remaining 235,500 share options granted vest immediately and are exercisable at prices ranging between CA$4.80 and CA$6.50 for a period of one to five years from the issue date. The fair value of these options was estimated using the Black-Scholes option pricing model.

During the nine months ended September 30, 2025, an aggregate of 37,192 share options were exercised for total gross proceeds of $148,086. The total contributed surplus of $84,358 was transferred share capital.

The changes in the number of share options outstanding during the periods ended September 30, 2026, and 2025 are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2025	160,956	6.97
Granted	635,500	4.91
Cancelled	(76,000)	11.90
Expired	(12,956)	5.60
Outstanding as at September 30, 2026	707,500	7.23
Exercisable as at September 30, 2026	307,500	10.38

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	42,456	6.97
Granted	155,692	18.60
Exercised	(37,192)	5.53
Outstanding as at September 30, 2025	160,956	18.87
Exercisable as at September 30, 2025	160,956	18.87

Measurement of fair values

Other than the 400,000 options with market-based vesting conditions, the fair value of share options granted during the nine months ended September 30, 2026, and 2025, was estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2026	2025
Grant date share price	C$4.80-C$6.62	C$6.64-C$22.75
Exercise price	C$4.80-C$6.50	C$6.60-C$24.50
Expected dividend yield	—	—
Risk free interest rate	3.18%-3.35%	2.60% - 2.77%
Expected life	1-5 years	2-5 years
Expected volatility	122%-138%	119 -136%

Expected volatility was estimated by using the annualized historical volatility of the Company. The expected option life represents the period that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.

The fair value of the 400,000 options with market-based vesting conditions was estimated at the date of grant using a Monte Carlo simulation. These options vest only if the closing price of the Company’s Class B Subordinate Voting Shares on the Nasdaq equals or exceeds US$12.15 for five consecutive trading days while the holder remains the CEO of the Company. The simulation used the following inputs:

	2026
Grant date share price	US$	3.44
Exercise price	US$	3.44
Risk free interest rate (continuously compounded)		4.34%
Contractual life		5 years
Expected volatility		119.80%
Number of simulations		50,000

The grant date fair value was estimated at US$2.4462 per option.

The following table is a summary of the Company’s share options outstanding as at September 30, 2026:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
24.50	84,000	3.99	24.50	84,000
6.50	30,000	4.49	6.50	30,000
4.80	565,500	4.89	4.80	165,500
5.16	28,000	0.96	5.16	28,000
7.23	707,500	4.61	10.38	307,500

[ii] Performance Share Units (“PSUs”) and Restrictive Share Units (“RSUs”)

In May 2022, the Company established a performance share unit plan (“PSU Plan”) and a restrictive unit plan (“RSU Plan”), for directors, offers, employees and consultants of the Company. The Company’s Board determines the eligibility of individuals to participate in the PSU Plan and RSU Plan to align their interests with those of the Company’s shareholders.

No amounts are paid or payable by the individual on receipt of the PSUs and RSUs. Each PSU and RSU convert into one Class B Subordinate Voting Share at $Nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of Class B Subordinate Voting Shares reserved for issuance may not exceed 10% of the aggregate number of Class B Subordinate Voting Shares that are outstanding unless the Board has increased such limit by a Board resolution.

PSUs

There were no PSUs issued during the nine months ended September 30, 2026, and 2025. As at September 30, 2026, there were no PSUs outstanding (December 31, 2025 - Nil).

RSUs

On August 23, 2024, the Company granted an aggregate of 32,690 RSUs at a price of $4.21 per unit for a total value of $137,625 based on the share price at the date of issuance. Each RSU granted vests the earlier of: (i) one year; and (ii) the successful implementation of the MS MAD study conducted by Ingenu of Australia, subject to acceleration in the event of a takeover bid or change of control. During the nine months ended September 30, 2026, the Company recognized $Nil (2025 - $88,568) as share-based compensation expense and contributed surplus. As at September 30, 2026, there were no RSUs outstanding as the total 32,690 RSUs were exercised and converted into 32,690 Class B Subordinate Voting Shares during the year ended December 31, 2025.

On April 15, 2025, the Company granted 60,000 RSUs at a price of $6.30 per unit for a total value of $378,000, which was recognized as share-based compensation expense. The RSUs vested immediately upon issuance and were exercised and converted into 60,000 Class B Subordinate Voting Shares for the same value during the period ended September 30, 2025.

On August 15, 2025, the Company granted a total of 1,600 RSUs to two individuals for 800 RSUs each, with the following vesting conditions:

First Vesting Tranche of 500 RSUs: i. The filing of an investigational new drug (“IND”) application with the U.S. FDA, or an equivalent regulatory filing in another country for the start of a clinical trial for Lucid-MS. This condition must be met within one year of the date of this resolution. If not achieved within one year, no RSUs vest under this tranche. During the nine months ended September 30, 2026, this condition was met and a total of 1,000 RSUs were vested.

Second Vesting Tranche of 300 RSUs: i. Receipt of a no-objection letter or an equivalent regulatory approval from the U.S. FDA or other regulatory institution permitting the commencement of the clinical trial associated with the IND filing in the First Vesting Tranche.

During the nine months ended September 30, 2026, the Company recognized $22,339 (2025 – $4,527) as share-based compensation expense related to the portion vested using a price of $22.45 on the date of issuance.

On September 26, 2025, the Company granted 96,000 RSUs at a price of $16.32 per unit with a maturity of March 31, 2026. During the nine months ended September 30, 2026, 96,000 RSUs were exercised and converted into 44,415 Class B Subordinate Voting Shares and withholding taxes of $108,579 on the exercise were remitted in cash by the Company. The Company recognized a value of $741,059 as share-based compensation expense related to the vested portion up to March 11, 2026, the date of exercise (2025 - $33,693).

The change in the number of RSUs during the periods ended September 30, 2026, and 2025, is as follows:

Number of RSUs
#
Outstanding as at December 31, 2025	97,600
Converted to common shares	(96,000)
Outstanding as at September 30, 2026	1,600

Number of RSUs
#
Outstanding as at December 31, 2024	32,690
Granted	157,600
Converted to common shares	(92,690)
Outstanding as at September 30, 2025	97,600

The Company recognized share-based compensation for the three and nine months ended September 30, 2026, and 2025 as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Share options (i)	614,633	957,974	755,435	1,632,261
RSUs (ii)	9,840	38,220	774,544	504,789
	624,473	996,194	1,529,979	2,137,050

(i)	Includes $1,030 and $36,875 share-based compensation from Unbuzzd for the nine months ended September 30, 2026, and 2025, respectively.

(ii)	Includes $11,145 and $Nil share-based compensation from Unbuzzd for the nine months ended September 30, 2026, and 2025, respectively.